UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [x]; Amendment Number:01
This Amendment (Check only one.): [x] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Swiss Re Financial Services Corporation
Address:  55 East 52 Street
          42nd floor
          New York, N.Y. 10055

13F File Number: 28-10534

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Starr
Title:   Director, Operations
Phone:   212-317-5308
Signature, Place, Date of Signing:

   David Starr                New York, N.Y.    March 17, 2011

This Form 13F amendment is being filed to reflect the fact that, with respect to certain positions included in the prior Form 13F Holdings Report filed by this manager for Quarter Ended June 30, 2008, investment discretion over such positions had been delegated to a third party manager and, therefore, the manager filling this Form 13F amendment did not have investment discretion with respect to such positions. This Form 13F amendment includes only those positions over which the manager filing this amendment exercised investment discretion.

Report Type (Check only one.):

[x]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                           FORM 13F SUMMARY PAGE


REPORT SUMMARY:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 38

Form 13F Information Table Value Total: $976,520


List of Other Included Managers:
None

No.     13F File Number     Name

                                                        FORM 13F INFORMATION TABLE
                                                     VALUE    SHARES/   SH/ PUT/   INVSTMT      OTHER          VOTING AUTHORITY
    NAME OF ISSUER         TITLE OF CLASS  CUSIP    (x$1000)  PRN AMT   PRN  CALL  DSCRETN     MANAGERS     SOLE    SHARED   NONE
........................... .............. ......... ......... ......... .......... ........ ............ ........ ........ ......
CALPINE CORP              COM             131347304  000068167 003021588 SH         SOLE                 003021588	  0	  0
CYTEC INDUSTRIES INC      COM             232820100  000001091 000020000 SH         SOLE                 000020000	  0	  0
ECOLAB INC                COM             278865100  000001487 000034600 SH         SOLE                 000034600	  0	  0
FEDERAL MOGUL CORP        COM             313549404  000002217 000137454 SH         SOLE                 000137454	  0	  0
EFA INDEX FUND            COM             464287465  000018136 000266400 SH         SOLE                 000266400	  0	  0
ITRON INC                 COM             465741106  000001672 000017000 SH         SOLE                 000017000	  0	  0
NEW STAR FINANCIAL        COM             65251F105  000017730 003000000 SH         SOLE                 003000000	  0	  0
PALL CORP                 COM             696429307  000002182 000055000 SH         SOLE                 000055000	  0	  0
SPDR S&P 500 ETF TR       COM             78462F103  000017882 000139700 SH         SOLE                 000139700	  0	  0
SOLARFUN POWER ADR        COM             83415U108  000001626 000075000 SH         SOLE                 000075000	  0	  0
SUNOPTA INC               COM             8676EP108  000001557 000300000 SH         SOLE                 000300000	  0	  0
TORO                      COM             891092108  000001664 000050000 SH         SOLE                 000050000	  0	  0
TRINA SOLAR LTD           COM             89628E104  000001072 000035000 SH         SOLE                 000035000	  0	  0
YINGLI GREEN ENERGY       COM             98584B103  000002229 000140000 SH         SOLE                 000140000	  0	  0
AMERICAN INT. GROUP   	  COM		  026874107  000010584 000400000 SH         SOLE     		 000400000	  0	  0
AMGEN INC             	  COM		  031162100  000022505 000477201 SH         SOLE     		 000477201	  0	  0
BERKSHIRE HATH-B      	  COM		  084670207  000055546 000013845 SH         SOLE     		 000013845	  0	  0
BIOTECH HOLDRS TRUST  	  COM		  09067D201  000027713 000164000 SH         SOLE     		 000164000	  0	  0
CHESAPEAKE ENERGY     	  COM		  165167107  000052768 000800000 SH         SOLE     		 000800000	  0	  0
CISCO SYSTEMS INC     	  COM		  17275R102  000055387 002381202 SH         SOLE     		 002381202	  0	  0
COMP VALE DO RIO DOC  	  COM		  204412209  000088117 002460000 SH         SOLE     		 002460000	  0	  0
DELL INC              	  COM		  24702R101  000019050 000870669 SH         SOLE     		 000870669	  0	  0
EBAY INC              	  COM		  278642103  000033561 001228005 SH         SOLE     		 001228005	  0	  0
FREEPORT-MCM C&G      	  COM		  35671D857  000026368 000225002 SH         SOLE     		 000225002	  0	  0
GENERAL ELECTRIC CO.  	  COM		  369604103  000026103 000977992 SH         SOLE     		 000977992	  0	  0
GOLDMAN SACHS GROUP   	  COM		  38141G104  000018702 000106928 SH         SOLE     		 000106928	  0	  0
GOOGLE INC-CL A       	  COM		  38259P508  000057012 000108302 SH         SOLE     		 000108302	  0	  0
ICICI BANK LTD ADR    	  COM		  45104G104  000010214 000355136 SH         SOLE     		 000355136	  0	  0
INTERACTIVE BROKERS   	  COM		  45841N107  000033865 001053998 SH         SOLE     		 001053998	  0	  0
JOHNSON & JOHNSON     	  COM		  478160104  000070924 001102335 SH         SOLE     		 001102335	  0	  0
LIBERTY GLOBAL-C      	  COM		  530555309  000043884 001445447 SH         SOLE     		 001445447	  0	  0
MEDTRONIC INC         	  COM		  585055106  000025651 000495668 SH         SOLE     		 000495668	  0	  0
MICROSOFT CORP        	  COM		  594918104  000032572 001183989 SH         SOLE     		 001183989	  0	  0
PETROLEO BRASILEIRO   	  COM		  71654V101  000054666 000943336 SH         SOLE     		 000943336	  0	  0
PFIZER INC            	  COM		  717081103  000012177 000697000 SH         SOLE     		 000697000	  0	  0
QUEST DIAGNOSTICS     	  COM		  74834L100  000025237 000520668 SH         SOLE     		 000520668	  0	  0
VIRGIN MEDIA INC      	  COM		  92769L101  000019707 001448000 SH         SOLE     		 001448000	  0	  0
YAHOO INC             	  COM		  984332106  000015495 000750000 SH         SOLE     		 000750000	  0	  0